SHORT-TERM BANK LOAN (Details) ¥ in Millions	Mar. 22, 2023 CNY (¥)	Mar. 22, 2023 USD ($)
SHORT-TERM BANK LOAN
Working capital loan	¥ 1.0	$ 145,603
Short term debt, fixed interest rate	3.95%	3.95%